Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 8,038,845
Other receivables	148,774
Prepaid expenses	1,449,096
Total current assets	9,636,715
Property and equipment, net	45,739
Total non-current assets	45,739
Total assets	9,682,454
Current liabilities
Trade and other payables	1,569,290
Short-term loans	15,000,000
Accrued expenses and other current liabilities	4,518,311
Total Current Liabilities	21,087,601
Non-current liabilities
Pension liability	239,860
Total liabilities	21,327,461
Commitments and contingencies (Note 13)
Shareholders’ Deficit
Ordinary shares	38,537
Treasury Shares, 57,756 as of December 31, 2021	(6,202)
Additional paid-in capital	42,061,984
Accumulated deficit	(53,643,615)
Accumulated other comprehensive loss	(168,177)
Total shareholders’ deficit	(11,645,007)
Total liabilities and shareholders’ deficit	9,682,454
Helix Acquisition Corp.
Current assets
Cash	666,790	$ 1,335,924
Prepaid expenses	126,916	283,057
Total current assets	793,706	1,618,981
Investments held in Trust Account	115,042,608	115,014,917
Total assets	115,836,314	116,633,898
Current liabilities
Accrued expenses	3,870,251	67,120
Promissory note – related party		58,063
Total Current Liabilities	3,870,251	125,183
Non-current liabilities
Deferred underwriting fee payable	4,025,000	4,025,000
Total liabilities	7,895,251	4,150,183
Commitments and contingencies (Note 13)
Shareholders’ Deficit
Preference shares
Accumulated deficit	(7,059,268)	(2,516,616)
Total shareholders’ deficit	(7,058,937)	(2,516,285)
Total liabilities and shareholders’ deficit	115,836,314	116,633,898
Class A Ordinary Shares | Helix Acquisition Corp.
Non-current liabilities
Class A ordinary shares subject to possible redemption, 11,500,000 shares at $10.00 per share as of December 31, 2021 and 2020	115,000,000	115,000,000
Shareholders’ Deficit
Ordinary shares	43	43
Class B Ordinary Shares | Helix Acquisition Corp.
Shareholders’ Deficit
Ordinary shares	288	$ 288
Series A Preferred Shares
Shareholders’ Deficit
Preference shares	$ 72,466